No. 2-29858
No. 811-1701
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 156
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 130
DAVIS NEW YORK VENTURE FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(1-520-806-7600)
Agents For Service:	Lisa Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756

-or-

Richard Cutshall
Greenberg Traurig LLP
1144 15th Street
Suite 3300
Denver, CO 80202
It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On pursuant to paragraph (a)(2) of Rule 485
Title of Securities being Registered Common Stock of:
DAVIS NEW YORK VENTURE FUND Class A, B, C, R, and Y shares
DAVIS RESEARCH FUND Class A shares
EXPLANATORY NOTE
This Post-Effective Amendment No. 155 to the Registration Statement contains:
Exhibit (j): Other Opinions. Consent of Independent Accountants, KPMG LLP.
This Amendment is only intended to provide the Consent of Independent Registered Public Accounting Firm for Davis New York Venture Fund and Davis Research Fund.

PART C
OTHER INFORMATION
Item 28.	Exhibits:
(a)(1)	Articles of Incorporation. Amended and Restated Articles of Incorporation of Davis New York Venture Fund, Inc. Incorporated by reference to registration statement filed on Edgar April 4, 1996.
(a)(2)
Articles of Amendment of Articles of Incorporation, limiting liability of directors and officers, effective October 20, 1988. Incorporated by reference to registration statement filed on Edgar October 3, 2000.

(a)(3)
Articles of Amendment, regarding stock classification, net asset value calculation and shareholder voting, dated August 29, 1994. Incorporated by reference to registration statement filed on Edgar October 3, 2000.

(a)(4)
Articles of Amendment, changing name from New York Venture Fund, Inc., to Davis New York Venture Fund, Inc., effective October 1, 1995. Incorporated by reference to registration statement filed on Edgar October 3, 2000.

(a)(5)	Articles Supplementary to Articles of Incorporation, designating Davis Research Fund. Incorporated by reference to registration statement filed on Edgar September 21, 2001.
(a)(6)	Articles Supplementary to Articles of Incorporation, designating Davis New York Venture Fund Class R shares. Incorporated by reference to registration statement filed on Edgar May 22, 2003.
(a)(7)	Articles Supplementary to Articles of Incorporation, designating Davis Global Fund. Incorporated by reference to registration statement filed on Edgar September 20, 2004.
(a)(8)	Articles Supplementary to Articles of Incorporation, designating Davis New York Venture Fund, Inc. Class Y shares. Incorporated by reference to registration statement filed on Edgar December 1, 2005.
(a)(9)
Articles Supplementary to Articles of Incorporation, increasing authorized shares and designating Davis International Fund. Incorporated by reference to registration statement filed on Edgar September 28, 2006.

(a)(10)	Articles Supplementary to Articles of Incorporation, re-designating authorized shares. Incorporated by reference to registration statement filed on Edgar February 29, 2008.
(a)(11)	Articles Supplementary to Articles of Incorporation, increasing Class Y shares. Incorporated by reference to registration statement filed on Edgar November 28, 2008.
(a)(12)	Articles Supplementary to Articles of Incorporation, designating Davis New York Venture Fund, Inc. Class T shares. Incorporated by reference to registration statement filed on Edgar June 9, 2017.
(b)	By-laws. Amended and Restated Bylaws (as of March 2010). Incorporated by reference to registration statement filed on Edgar September 15, 2010.
(c)	Instruments Defining Rights of Security Holders. Not applicable.
(d)(1)
Investment Advisory Contracts. Investment Advisory Agreement with Davis Selected Advisers, L.P., dated January 1, 2001. Incorporated by reference to registration statement filed on Edgar October 3, 2000.

(d)(2)
Sub-Advisory Agreement between Davis Selected Advisers, L.P., and Davis Selected Advisers – NY, Inc., dated January 1, 2001. Incorporated by reference to registration statement filed on Edgar October 3, 2000.

(d)(3)	Amendment to Investment Advisory Agreement dated June 12, 2001, adding Davis Research Fund. Incorporated by reference to registration statement filed on Edgar August 6, 2001.
(d)(4)
Amendment to Investment Advisory Agreement dated September 14, 2004, (i) adding additional breakpoints to Davis New York Venture Fund and (ii) adding Davis Global Fund. Incorporated by reference to registration statement filed on Edgar September 20, 2004.

(d)(5)
Amendment to Investment Advisory Agreement dated April 1, 2006, adding an additional breakpoint to Davis New York Venture Fund. Incorporated by reference to registration statement filed on Edgar September 28, 2006.

(d)(6)	Amendment to Investment Advisory Agreement dated December 1, 2006, adding Davis International Fund. Incorporated by reference to registration statement filed on Edgar September 28, 2006.
(d)(7)
Amendment to Investment Advisory Agreement dated April 1, 2007, adding two additional breakpoints to Davis New York Venture Fund. Incorporated by reference to registration statement filed on Edgar November 30, 2007.

(d)(8)
Amendment to Investment Advisory Agreement dated April 1, 2008, adding two additional breakpoints to Davis New York Venture Fund. Incorporated by reference to registration statement filed on Edgar November 28, 2008.

(d)(9)	Amendment to Investment Advisory Agreement dated July 1, 2009, reducing advisory fees. Incorporated by reference to registration statement filed on Edgar October 9, 2009.
(e)(1)
Underwriting Contracts. Distributing Agreement dated January 1, 2001, appointing Davis Distributors, LLC as the Registrant’s principal underwriter. Incorporated by reference to registration statement filed on Edgar September 21, 2001.

(e)(2)	Form of Dealer Agreement between principal underwriter and distributing broker-dealers. Incorporated by reference to registration statement filed on Edgar October 3, 2000.
(f)	Bonus or Profit Sharing Contracts. Not applicable.
(g)	Custodian Agreements. Custodian Contract, dated September 5, 2000. Incorporated by reference to registration statement filed on Edgar October 3, 2000.
(h)(1)
Other Material Contracts. Transfer Agency and Service Agreement, dated January 1, 2006 and amendment thereto dated December 17, 2014. Incorporated by reference to registration statement filed on Edgar November 28, 2016.

(h)(2)	Agreement to Waive Fees and Reimburse Expenses for Davis Research Fund. Incorporated by reference to registration statement filed on Edgar October 23, 2001.
(h)(3)	Agreement to Waive Fees and Reimburse Expenses for Davis Global Fund, Class A, B, C, and Y shares. Incorporated by reference to registration statement filed on Edgar September 28, 2006.
(h)(4)	Agreement to Waive Fees and Reimburse Expenses for Davis International Fund, Class A, B, and C, shares. Incorporated by reference to registration statement filed on Edgar September 28, 2006.
(h)(5)	Agreement to Waive Fees and Reimburse Expenses for Davis International Fund, Class A, B, C, and Y shares. Incorporated by reference to registration statement filed on Edgar December 21, 2009.
(h)(6)	Agreement to Waive Fees and Reimburse Expenses for Davis New York Venture Fund, Class T shares. Incorporated by reference to registration statement filed on Edgar November 28, 2017.
(h)(7)
Agreement to Waive Fees and Reimburse Expenses for Davis Global Fund, Class A, C, and Y shares and Davis International Fund, Class A, C, and Y shares. Incorporated by reference to registration statement filed on Edgar November 28, 2018.

(h)(8)	Agreement to Waive Fees and Reimburse Expenses for Davis New York Venture Fund, Class B and C shares. Incorporated by reference to registration statement filed on Edgar November 27, 2019.
(h)(9)	Agreement to Waive Fees and Reimburse Expenses for Davis New York Venture Fund, Class A, B, C, R, and Y shares. Incorporated by reference to registration statement filed on Edgar November 27, 2020.
(h)(10)
Agreement to Waive Fees and Reimburse Expenses for Davis Global Fund, Class A, C, and Y shares and Davis International Fund, Class A, C, and Y shares. Incorporated by reference to registration statement filed on Edgar November 27, 2020.

(i)	Legal Opinion. Opinion and Consent of Counsel, Greenberg Traurig LLP. Incorporated by reference to registration statement filed on Edgar November 29, 2023.
(j)*	Other Opinions. Consent of Independent Accountants, KPMG LLP.
(k)	Omitted Financial Statements. Incorporated from the most recent annual report filed on Edgar.
(l)	Initial Capital Agreements. Not applicable.
(m)(1)	Rule 12b-1 Plan. Distribution Plans for Class A, B, and C shares, as amended December 5, 2000. Incorporated by reference to registration statement filed on Edgar September 19, 2002.
(m)(2)	Rule 12b-1 Plan. Distribution Plan for Class R shares. Incorporated by reference to registration statement filed on Edgar May 22, 2003.
(m)(3)	Rule 12b-1 Plan. Master Rule 12b-1 Distribution Plan for Class T shares. Incorporated by reference to registration statement filed on Edgar June 9, 2017.
(n)	Rule 18f-3 Plan. Plan pursuant to Rule 18f-3. Incorporated by reference to registration statement filed on Edgar June 9, 2017.
(o)	Reserved.
(p)	Code of Ethics. Code of Ethics as amended October 9, 2018. Incorporated by reference to registration statement filed on Edgar November 28, 2018.
(q)(1)
Other Exhibits. Power of Attorney for all Davis Funds Directors and signing officers dated December 7, 2021, appointing Richard Cutshall and Lisa Cohen as attorneys-in-fact. Incorporated by reference to registration statement filed on Edgar January 3, 2022.

(q)(2)
Other Exhibits. Agreement Respecting Names, changing name from New York Venture Fund, Inc., to Davis New York Venture Fund, Inc., dated October 1, 1995. Incorporated by reference to registration statement filed on Edgar October 3, 2000.

* filed herein

Item 29.	Persons Controlled by or Under Common Control With Registrant

Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.

Item 30.	Indemnification
Registrant’s Articles of Incorporation indemnifies its directors, officers and employees to the full extent permitted by Section 2-418 of the Maryland General Corporation Law, subject only to the provisions of the Investment Company Act of 1940. The indemnification provisions of the Maryland General Corporation Law (the “Law”) permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders’ derivative suits.
In addition, the Registrant’s directors and officers are covered under a policy to indemnify them for loss (subject to certain deductibles) including costs of defense incurred by reason of alleged errors or omissions, neglect or breach of duty. The policy has a number of exclusions including alleged acts, errors, or omissions which are finally adjudicated or established to be deliberate, dishonest, malicious or fraudulent or to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties in respect to any registered investment company. This coverage is incidental to a general policy carried by the Registrant’s adviser.
In addition to the foregoing indemnification, Registrant’s Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.
In addition to the foregoing indemnification, Registrant’s Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.
Item 31.	Business and Other Connections of Investment Adviser
Davis Selected Advisers, L.P. (“DSA”) and affiliated companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered domestic and off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-adviser to other investment companies. Affiliated companies include:
Davis Investments, LLC: the sole general partner of DSA. Controlled by its sole member, Christopher C. Davis.
Venture Advisers, Inc.: is a corporation whose primary purpose is to hold limited partner units in DSA.
Davis Selected Advisers – NY, Inc.: a wholly-owned subsidiary of DSA, is a federally registered investment adviser which serves as sub-adviser for many of DSA’s advisory clients.
Davis Distributors LLC: a wholly-owned subsidiary of DSA, is a registered broker-dealer which serves as primary underwriter of the Davis Funds, Selected Funds, and Clipper Fund.
Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:
Lisa J. Cohen (04/25/89), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President and Secretary of each of the Davis Funds, Selected Funds, Clipper Funds Trust, and Davis Fundamental ETF Trust. Vice President, Chief Legal Officer, and Secretary, Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.
Andrew A. Davis (6/25/63), 620 Fifth Avenue, 3rd Floor, New York, NY 10020. A director and officer of each of the Davis Funds and each of the Selected Funds. Trustee of Clipper Funds Trust. President of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.
Christopher C. Davis (7/13/65), 620 Fifth Avenue, 3rd Floor, New York, NY 10020. A director and an officer of each of the Davis Funds and each of the Selected Funds. President and Trustee of Clipper Funds Trust. Director, Chairman of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA, which are described above. Director, Graham Holdings. Director, The Coca-Cola Company.
Kenneth C. Eich (8/14/53), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Executive Vice President and Principal Executive Officer of each of the Davis Funds, Selected Funds, and Clipper Funds Trust; Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust. Chief Operating Officer of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.
Douglas Haines (3/4/71), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds, Selected Funds, Clipper Funds Trust, and Davis Fundamental ETF Trust. Vice President of Davis Investments, LLC.
Michaela McLoughry (3/21/81), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President and Chief Compliance Officer of each of the Davis Funds, Selected Funds, Clipper Funds Trust, and Davis Fundamental ETF Trust. Vice President of Davis Investments, LLC. Also serves as Chief Compliance Officer for DSA and as a senior officer for several companies affiliated with DSA which are described above.
Gary Tyc (5/27/56), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President, Chief Financial Officer, Treasurer, and Secretary of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.
Russell O. Wiese (5/18/66), 620 Fifth Avenue, 3rd Floor, New York, NY 10020. Chief Marketing Officer of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.
Item 32.	Principal Underwriter
Item 32 (a) Davis Distributors, LLC, a wholly owned subsidiary of the Adviser, located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85756, is the principal underwriter for each of the Davis Funds, the Selected Funds, and Clipper Fund: Davis New York Venture Fund Inc., Davis Series, Inc., Davis Variable Account Fund, Inc., Selected American Shares, Inc., Selected International Fund, Inc., Clipper Funds Trust, and Davis Funds SICAV.
Item 32 (b) Management of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Kenneth C. Eich 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	President	Executive Vice President and Principal Executive Officer

Russell Wiese 620 Fifth Avenue, 3rd Floor New York, NY 10020	Chief Marketing Officer	None

Gary P. Tyc 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Vice President, Treasurer and Secretary	None

Michaela McLoughry 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Chief Compliance Officer	Vice President and Chief Compliance Officer

Lisa Cohen 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Vice President and Secretary	Vice President and Secretary

Item 32 (c) Not applicable.
Item 33.	Location of Accounts and Records

Accounts and records are maintained at the offices of Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, and at the offices of the Registrant’s custodian, State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA, 02114-2016, and the Registrant’s transfer agent SS&C GIDS, Inc., 333 W. 11th, Kansas City, MO 64105

Item 34.	Management Services
Not applicable.

Item 35.	Undertakings
Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant’s latest annual report to shareholders upon request and without charge.
DAVIS NEW YORK VENTURE FUND, INC.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Tucson and State of Arizona on the 30th day of November 2023.
The Registrant hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
DAVIS NEW YORK VENTURE FUND, INC.

*By: /s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date

/s/ Kenneth Eich* Kenneth Eich	Principal Executive Officer	November 30, 2023

/s/ Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	November 30, 2023

*By: /s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact
*Lisa Cohen signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed in the registration statement filed on Edgar on January 3, 2022.
*By: /s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact
DAVIS NEW YORK VENTURE FUND, INC.
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on November 30, 2023, by the following persons in the capacities indicated.
Signature	Title

/s/ Andrew A. Davis*	Director
Andrew A. Davis

/s/ Christopher C. Davis*	Director
Christopher C. Davis

/s/ John Gates*	Director
John Gates

/s/ Thomas. S. Gayner*	Director
Thomas S. Gayner

/s/ Samuel H. Iapalucci*	Director
Samuel H. Iapalucci

/s/ Robert P. Morgenthau*	Director
Robert P. Morgenthau

/s/ Lara N. Vaughan*	Director
Lara N. Vaughan

/s/ Marsha Williams*	Director
Marsha Williams
* Lisa Cohen signs this document on behalf of each of the foregoing officers pursuant to the power of attorney filed in the registration statement filed on Edgar on January 3, 2022.
*By: /s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact